Shareholder Report, Holdings (Details)_18	Jun. 30, 2024
Class 1 | North America
Holdings [Line Items]
Percent of Total Investments	56.70%
Class 1 | Europe
Holdings [Line Items]
Percent of Total Investments	28.10%
Class 1 | Asia
Holdings [Line Items]
Percent of Total Investments	12.30%
Class 1 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class 2 | North America
Holdings [Line Items]
Percent of Total Investments	56.70%
Class 2 | Europe
Holdings [Line Items]
Percent of Total Investments	28.10%
Class 2 | Asia
Holdings [Line Items]
Percent of Total Investments	12.30%
Class 2 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class 4 | North America
Holdings [Line Items]
Percent of Total Investments	56.70%
Class 4 | Europe
Holdings [Line Items]
Percent of Total Investments	28.10%
Class 4 | Asia
Holdings [Line Items]
Percent of Total Investments	12.30%
Class 4 | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%